Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of segment information

Revenue of the group in bicycle, racket, crank, service provision and other businesses as follows:

	Bicycle frame	Racket	Crank	Service provision	Others	Total
Year ended December 31, 2025
Revenue
External customers	$4,678,501	$184,663	$1,515,032	$3,160,000	$388,323	$9,926,519

Year ended December 31, 2024
Revenue
External customers	$14,400,846	$1,684,837	$686,657	$-	$791,645	$17,563,985

Year ended December 31, 2023
Revenue
External customers	$15,219,005	$7,042,493	$-	$-	$1,516,454	$23,777,952

c) Information by products

Revenue of the group in bicycle, racket, crank, service provision and other businesses as of December 31, 2025, 2024 and 2023 is as follows:

	Bicycle frame	Racket	Crank	Service provision	Others	Total
Year ended December 31, 2025
Revenue	$4,678,501	$184,663	$1,515,032	$3,160,000	$388,323	$9,926,519

Year ended December 31, 2024
Revenue	$14,400,846	$1,684,837	$686,657	$-	$791,645	$17,563,985

Year ended December 31, 2023
Revenue	$15,219,005	$7,042,493	$-	$-	$1,516,454	$23,777,952

Schedule of geographic revenue

The Group’s revenue from external customers by location of operations and information about its non-current assets by location of assets are as follows:

	Year ended December 31, 2025	As of December 31, 2025	Year ended December 31, 2024	As of December 31, 2024
	Revenue	Non-current assets	Revenue	Non-current assets
Taiwan	$106,990	$914,736	$87,641	$813,261
China	181,233	-	-	-
Others	9,638,296	342,892	17,476,344	332,966
	$9,926,519	$1,257,628	$17,563,985	$1,146,227

Schedule of major customer information

Major customers representing at least 10% of net revenue of the Group for the years ended December 31, 2025, 2024 and 2023 are as follows:

	Year ended December 31, 2025		Year ended December 31, 2024		Year ended December 31, 2023
	Revenue	Segment	Revenue	Segment	Revenue	Segment
A	$3,298,300	Bicycle frame	$10,171,716	Bicycle frame	$9,654,223	Bicycle frame
B	3,324,470	Service, Bicycle frame and Racket	(ii)	N/A	(ii)	N/A
C	(i)	Racket	(i)	Racket	3,481,345	Racket
D	(i)	Bicycle frame	(i)	Bicycle frame	2,401,287	Bicycle frame
	$6,622,770		$10,171,716		$15,536,855

(i)	Less than 10% of total revenue of the Group.

(ii)	No such customer in financial years 2024 and 2023.